Fair value measurement	12 Months Ended
Dec. 31, 2018
Fair value measurement
Fair value measurement

5.Fair value measurement

As of December 31, 2017 and 2018, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
	Fair value	Quoted Prices in Active		Significant
	as of	Markets for Identical	Significant Other	Unobservable
	December 31,	Assets	Observable Inputs	Inputs
Description	2017	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Assets:
Cash equivalents
Money market funds	1,372,182	1,372,182	—	—
Restricted cash	4,110,210	—	4,110,210	—
Short-term investments
Wealth management products	8,582,754	—	8,582,754	—
Investment securities
Listed equity securities	10,027,813	10,027,813	—	—
Total assets	24,092,959	11,399,995	12,692,964	—

		Fair value measurement at reporting date using
	Fair value	Quoted Prices in Active		Significant
	as of	Markets for Identical	Significant Other	Unobservable
	December 31,	Assets	Observable Inputs	Inputs
Description	2018	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Assets:
Cash equivalents
Money market funds	1,373	1,373	—	—
Restricted cash	3,239,613	—	3,239,613	—
Short-term investments
Wealth management products	1,934,820	—	1,934,820	—
Investment securities
Listed equity securities	15,901,573	15,901,573	—	—
Total assets	21,077,379	15,902,946	5,174,433	—

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets that the Group reports in its Consolidated Balance Sheets at fair value on a recurring basis.

Cash equivalents

Money market funds. The Group values its money market funds using quoted prices in active markets for these investments, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1.

Restricted cash

Restricted cash are valued based on the pervasive interest rates in the market, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

Short-term investments

Wealth management products. The Group values its wealth management products using alternative pricing sources and models utilizing market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2. The wealth management products usually have short original maturities of less than 1 year, the carrying value approximates to fair value.

As of December 31, 2017 and 2018, gross unrealized gains of RMB23,755 and RMB627 were recorded on wealth management products, respectively. No impairment charges were recorded for the years ended December 31, 2016, 2017 and 2018, respectively.

Investment securities

Listed equity securities. The Group values its listed equity securities using quoted prices for the underlying securities in active markets, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1. Prior to January 1, 2018, the Group accounted for the investment securities at fair value with unrealized gains and losses recognized in accumulated other comprehensive income on the Consolidated Balance Sheets. Realized gains and losses on marketable equity securities sold or impaired were recognized in others, net in the Consolidated Statements of Operations and Comprehensive Income/(Loss). Starting from January 1, 2018, upon adoption of ASU 2016-01, unrealized gains and losses during the year are recognized in others, net in the Consolidated Statements of Operations and Comprehensive Income/(Loss), and the Group recognized a cumulative-effect adjustment for the net unrealized gains related to marketable equity securities of RMB1,156,642 from accumulated other comprehensive income to the opening balance of retained earnings in the period of adoption.

The following table summarizes the carrying value and fair value of the investment securities:

		Gross	Gross	Provision
	Cost	Unrealized	Unrealized	for decline	Fair
	Basis	Gains	Losses	in value	Value
	RMB	RMB	RMB	RMB	RMB

December 31, 2017	9,087,935	1,476,834	(513,047)	(23,909)	10,027,813

December 31, 2018	16,071,098	3,952,704	(4,122,229)	—	15,901,573

In 2017, the Group invested in China United Network Communications Limited (“China Unicom”) with a total consideration of RMB5,000,000, and held approximately 2.4% of China Unicom’s equity interest. As of December 31, 2018, the unrealized loss related to the investment in China Unicom was RMB1,215,227 (as of December 31, 2017: RMB366,032).

In 2017, the Group invested in Vipshop Holdings Ltd. (“Vipshop”) with a total consideration of RMB2,794,547 and held approximately 5.5% of Vipshop’s equity interest. In 2018, the Group purchased additional shares with a total amount of RMB1,016,858. As of December 31, 2018, the unrealized loss related to the investment in Vipshop was RMB2,004,447 (as of December 31, 2017: RMB37,064).

In 2017, the Group invested in Farfetch.com Limited (“Farfetch”) with the total consideration of RMB2,713,285, this investment was accounted as cost method investment as of December 31, 2017. On September 21, 2018, Farfetch completed its initial public offering on New York Stock Exchange. Concurrently with Farfetch’s IPO, the Group purchased additional shares with a total amount of RMB186,155, and started to account for the investment at fair value. As of December 31, 2018, the unrealized gain related to the investment in Farfetch was RMB2,250,113.

Other financial instruments

The followings are other financial instruments not measured at fair value in the Consolidated Balance Sheets, but for which the fair value is estimated for disclosure purposes.

Time deposits. Time deposits with original maturities of three month or less and longer than three months but less than one year have been classified as cash equivalents and short-term investments, respectively, in the Consolidated Balance Sheets. The fair value of the Group's time deposits are determined based on the prevailing interest rates in the market, which has been categorized as Level 2 in the fair value hierarchy. As of December 31, 2017 and 2018, the fair value of time deposits classified as cash equivalents amounted to RMB5,081,748 and RMB12,050,507, respectively.

Unsecured senior notes. The carrying amounts of unsecured senior notes approximate their fair values due to the fact that the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities. The fair value of unsecured senior notes was categorized as Level 2 in the fair value hierarchy. As of December 31, 2017 and 2018, the fair value of unsecured senior notes amounted to RMB6,527,960 and RMB6,382,604, respectively.

Short-term receivables and payables. Accounts receivable, loan receivables and prepayments and other current assets are financial assets with carrying values that approximate fair value due to their short-term nature. Accounts payable, accrued expenses and other current liabilities and advance from customers, are financial liabilities with carrying values that approximate fair value due to their short-term nature. The Group classifies the valuation techniques that use these inputs as Level 2 fair value measurement.

Short-term borrowings and long-term borrowings. Interest rates under the borrowing agreements with the lending parties were determined based on the prevailing interest rates in the market. The carrying value of short-term borrowing and long-term borrowings approximates to fair value. The Group classifies the valuation techniques that use these inputs as Level 2 fair value measurement.

Nonrecourse securitization debt. The carrying amount of nonrecourse securitization debt approximates its fair value due to the fact that the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities. The Group classifies the valuation techniques that use these inputs as Level 2 fair value measurement.

Assets and liabilities measured at fair value on a nonrecurring basis

Goodwill. The inputs used to measure the estimated fair value of goodwill are classified as Level 3 fair value measurement due to the significance of unobservable inputs using company-specific information. The valuation methodology used to estimate the fair value of goodwill is discussed in Note 8 —“Business Combination”.

Investment in equity investees. Investments in privately held companies and publicly traded companies included within investment in equity investees in the Consolidated Balance Sheets are reviewed periodically for impairment using fair value measurement. The primary factors that the Group considers include the duration and severity that the fair value of the investment is below its carrying value; post-balance sheet date fair value of the investment; the financial condition, operating performance, strategic collaboration with and the prospects of the investee; the economic or technological environment in which the investee operates; and other entity specific information such as recent financing rounds completed by the investee companies. The investments in privately held companies  without readily determinable fair value were measured using significant unobservable inputs (Level 3) as of December 31, 2016, 2017 and 2018, with impairment charges of RMB341,984,  RMB59,987 and RMB593,138  were recorded in others, net in the Consolidated Statements of Operations and Comprehensive Income/(Loss) for the years ended December 31, 2016, 2017 and 2018, respectively. The valuation methodology used to estimate the fair value of investments in publicly traded companies and associated impairment charges are discussed in Note 7 —“Investment in equity investees”.